Right-of-Use Assets	6 Months Ended
Jun. 30, 2024
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
7	RIGHT-OF-USE ASSETS

	Office premises	Motor vehicles	Total
	RM	RM	RM
Cost

At January 1, 2023	952,191	-	952,191
Additions	639,093	275,542	914,635
At December 31, 2023	1,591,284	275,542	1,866,826
Additions	-	-	-
At June 30, 2024	1,591,284	275,542	1,866,826

Accumulated depreciation
At January 1, 2023	238,048	-	238,048
Charges	397,283	27,554	424,837
At December 31, 2023	635,331	27,554	662,885
Charges	318,472	13,777	332,249
At June 30, 2024	953,803	41,331	995,134

Carrying amount:
At December 31, 2023	955,953	247,988	1,203,941
At June 30, 2024	637,481	234,211	871,692
At June 30, 2024 (USD)	135,140	49,650	184,790

Included in the addition of right-of-use assets is cash outflow amounted to RM28,542 recognized during the year as disclosed in the consolidated statements of cash flows.